Condensed Balance Sheets - Globis Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 8,413	$ 202,068
Prepaid expenses	150,653	283,333
Total Current Assets	159,066	485,401
Marketable securities held in Trust Account	116,155,627	116,150,000
TOTAL ASSETS	116,314,693	116,635,401
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities - Accounts payable and accrued expenses	646,729	65,628
Promissory note – related party	700,000
TOTAL LIABILITIES	1,346,729	65,628
Commitments and Contingencies
Common stock subject to possible redemption 11,500,000 shares at redemption value at September 30, 2021 and December 31, 2020	116,150,000	116,150,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 15,050,833 shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption) at September 30, 2021 and December 31, 2020	355	355
Additional paid-in capital	509,304	509,304
Accumulated deficit	(1,691,695)	(89,886)
Total Stockholders’ (Deficit) Equity	(1,182,036)	419,773
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$ 116,314,693	$ 116,635,401